Use of Estimates and Assumptions (Details) - MYR (RM)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Use of Estimates and Assumptions [Line Items]
Expected credit losses	5.00%	5.00%
Profit or loss decrease	RM 504,000	RM 692,000
Determination of lease term of contracts with extension options [Member]
Use of Estimates and Assumptions [Line Items]
Lease liabilities	RM 1,654,000
Allowance for credit losses [Member]
Use of Estimates and Assumptions [Line Items]
Expected credit losses	5.00%	5.00%
Profit or loss decrease	RM 356,000	RM 443,000